As filed with the Securities and Exchange Commission on May 14, 2013.

1933 Act File No. 033-23166
1940 Act File No. 811-05624

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D. C. 20549

FORM N-1A

  REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.  ☐

  Post-Effective Amendment No. 116  ☒

  and/or

  REGISTRATION STATEMENT
  UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

  Amendment No. 117  ☒

Morgan Stanley Institutional Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices)

Registrant's Telephone Number, Including Area Code: (212) 296-6970

Stefanie V. Chang Yu, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy To:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date) pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
On (date) pursuant to paragraph (a) (2) of rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 116 to the Registration Statement of Morgan Stanley Institutional Fund, Inc. (the "Registrant") on Form N-1A (File No. 033-23166) (the "Amendment") relates only to the Class I shares, Class P shares, Class H shares and Class L shares of each of the series of the Registrant, as applicable.

This Amendment does not affect the Post-Effective Amendment No. 113 to the Registration Statement of the Registrant filed on March 15, 2013 with respect to the Class IS shares of certain series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of May, 2013.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

By	/s/ Arthur Lev
Arthur Lev
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 116 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1) Principal Executive Officer		President and Principal Executive Officer

By	/s/ Arthur Lev		May 14, 2013
Arthur Lev

(2) Principal Financial Officer		Principal Financial Officer

By	/s/ Francis J. Smith		May 14, 2013
Francis J. Smith

(3) Majority of the Directors

James F. Higgins

By:	/s/ Stefanie V. Chang Yu		May 14, 2013
Stefanie V. Chang Yu
Attorney-in-Fact

	Frank L. Bowman	Michael F. Klein
	Michael Bozic	Michael E. Nugent (Chairman)
	Kathleen A. Dennis	W. Allen Reed
	Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

By:	/s/ Carl Frischling		May 14, 2013
Carl Frischling
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase